Related party transactions (Table)	6 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Summary of Transactions with Related Parties
The following tables summarize transactions and balances with related parties:

	For the six months ended June 30, 2023						For the six months ended June 30, 2022
(€ thousands)	Revenues	Cost of sales	Selling, general and administrative expenses	Marketing expenses	Financial income/(expenses)	Foreign exchange gains/(losses)	Revenues	Cost of sales	Selling, general and administrative expenses	Financial income/(expenses)
Associates
TFI Group(1)(2)	3,212	288	740	—	(7)	—	16,743	—	4,009	36
Filati Biagioli Modesto S.p.A.	—	3,581	20	—	45	—	7	1,590	—	—
Norda Run Inc.	—	841	120	—	(2)	—	—	—	—	—
Pelletteria Tizeta S.r.l.(1)	—	—	—	—	—	—	—	(3)	—	—
Total associates	3,212	4,710	880	—	36	—	16,750	1,587	4,009	36
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management
EZ Real Estate (3)	1	1,379	2,065	1,024	(181)	—	6	1,308	2,637	(248)
Schneider Group	17	6,732	11	—	—	—	—	2,703	—	—
Alan Real Estate S.A. (3)	—	874	649	—	(26)	—	—	823	424	—
Agnona S.r.l.	14	15	87	49	(1)	—	35	—	250	—
61 West 23rd Street LLC (3)	—	—	—	—	—	—	—	—	(15)	—
Other companies controlled by Monterubello or its shareholders, Zegna directors or senior management (4)	37	2,790	11	8	1	—	4	455	—	300
Other related parties connected to directors and shareholders
UBS Group AG	—	—	103	—	(262)	1,915	—	—	—	—
Other	—	—	1,524	—	—	—	—	—	1,033	—
Total transactions with related parties	3,281	16,500	5,330	1,081	(433)	1,915	16,795	6,876	8,338	88
Total for Zegna Group	903,059	323,228	415,792	47,530	(28,991)	(7,003)	728,993	280,182	332,854	(26,064)
________________________________________
(1)Following the TFI Acquisition completed on April 28, 2023, TFI Group and Pelletteria Tizeta S.r.l. are controlled by the Group and are no longer related parties.
(2)Costs with TFI Group include royalties amounting to €181 thousand for the six months ended June 30, 2023 (€2,074 thousand for the six months ended June 30, 2022).
(3)Entities disposed of as part of the disposition in November 2021 of certain businesses that were previously part of the Group.
(4)Includes transactions with Fondazione Zegna, Finissaggio e Tintoria Ferraris S.p.A., PKB Privatbank AG and Pettinatura di Verrone S.r.l.

Summary of Balances with Related Parties

	At June 30, 2023				At December 31, 2022
(€ thousands)	Non-current assets	Current assets	Non-current liabilities	Current liabilities	Non-current assets	Current assets	Non-current liabilities	Current liabilities
Associates
TFI Group(1)	—	5	—	—	—	11,808	—	366
Filati Biagioli Modesto S.p.A.	2,200	120	—	2,851	—	2,200	—	2,830
Norda Run Inc.	—	—	—	2	—	—	—	—
Pelletteria Tizeta S.r.l.(1)	—	—	—	—	—	1	—	—
Total associates	2,200	125	—	2,853	—	14,009	—	3,196
Monterubello and Companies controlled by Monterubello or its shareholders, Zegna directors or senior management
Monterubello	—	—	—	—	—	—	—	—
Agnona S.r.l.	—	21	—	17	—	32	—	67
Schneider Group	—	7	—	2,458	—	4	—	4,102
EZ Real Estate (2)	41,799	40	36,092	8,120	41,671	69	35,776	6,476
61 West 23rd Street LLC (2)	—	24	—	—	—	24	—	—
Alan Real Estate S.A. (2)	9,409	—	6,866	2,866	9,875	—	7,565	2,471
Other companies controlled by Monterubello or its shareholders, Zegna directors or senior management (3)	—	269	—	1,512	—	240	—	2,204
Other related parties connected to directors and shareholders
UBS Group AG	—	45,352	20,000	70,087	—	—	—	—
Other	—	—	—	350	—	—	—	384
Total transactions with related parties	53,408	45,838	62,958	88,263	51,546	14,378	43,341	18,900
Total for Zegna Group	1,410,771	1,262,741	836,673	1,021,920	1,141,070	1,285,657	827,422	866,984
________________________________________
(1)Following the TFI Acquisition completed on April 28, 2023, TFI Group and Pelletteria Tizeta S.r.l. are controlled by the Group and are no longer related parties.
(2)Entities disposed of as part of the disposition in November 2021 of certain businesses that were previously part of the Group.
(3)Includes transactions with Fondazione Zegna, Finissaggio e Tintoria Ferraris S.p.A., PKB Privatbank AG, Achill Station Pty Ltd., and Pettinatura di Verrone S.r.l.